Revenue and Segment Information (Details) - Schedule of timing of transfer of good or services - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue and Segment Information (Details) - Schedule of timing of transfer of good or services [Line Items]
At a point in time		$ 193,113	$ 84,713
Over time			1,659,916
Total		193,113	1,744,629
Sales of Halal products [Member]
Revenue and Segment Information (Details) - Schedule of timing of transfer of good or services [Line Items]
At a point in time	$ 526,807
Total	$ 526,807
Development, sales and distribution of 3D autostereoscopic products and conversion equipment [Member]
Revenue and Segment Information (Details) - Schedule of timing of transfer of good or services [Line Items]
At a point in time		3,980	84,713
Over time			1,342,444
Total		3,980	1,427,157
Sales of air-filter products [Member]
Revenue and Segment Information (Details) - Schedule of timing of transfer of good or services [Line Items]
At a point in time		189,133
Over time			317,472
Total		$ 189,133	$ 317,472